Income Taxes - Components of Income Tax (Benefit) Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal					$ 31	$ 32	$ 481
State and local					202	(167)	4
Foreign					(141)	(188)	(159)
Current income tax provision (benefit)					92	(323)	326
Deferred:
Federal					1,963	13,437	(11,759)
State and local					870	2,235	(3,791)
Foreign					128	190	(45)
Deferred income tax provision (benefit)					2,961	15,862	(15,595)
Income tax benefit (provision), net	$ (63)	$ 549	$ (99)	$ 1,536	$ 3,053	$ 15,539	$ (15,269)